UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:  FDP Series, Inc.
                     Franklin Templeton Total Return FDP Fund
                     Marsico Growth FDP Fund
                     MFS Research International FDP Fund
                     Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                                       Asset-Backed Securities                                              (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                       ACE Securities Corp. Series 2005-HE7 Class
                                       A2B, 2.652%, 11/25/35 (a)                                  USD          529    $    524,501
                                       American Express Credit Account Master Trust Series
                                       2002-5 Class A, 2.637%, 2/15/12 (a)                                   4,100       4,070,157
                                       Ameriquest Mortgage Securities, Inc. Series
                                       2005-R9 Class A2B, 2.702%, 11/25/35 (a)                               1,056         952,309
                                       Asset Backed Securities Corp. Home Equity
                                       Line Trust Series 2205-HE4 Class A1, 2.632%,
                                       5/25/35 (a)                                                              56          53,170
                                       Bank of America Credit Card Trust Series 2007-
                                       A13 Class A13, 2.687%, 4/15/12 (a)                                    4,500       4,451,702
                                       Capital One Auto Finance Trust Series 2006-C
                                       Class A4, 2.497%, 5/15/13 (a)                                           700         612,219
                                       Chase Funding Mortgage Loan Asset-Backed
                                       Certificates Series 2004-2 Class 2A2, 2.722%,
                                       2/25/35 (a)                                                             503         439,655
                                       Chase Issuance Trust Series 2005-A9 Class A9,
                                       2.487%, 11/15/11 (a)                                                    500         494,631
                                       Chase Issuance Trust Series 2007-A9 Class A,
                                       2.497%, 6/16/14 (a)                                                   2,200       2,100,913
                                       Citifinancial Mortgage Securities, Inc. Series
                                       2003-4 Class AF6, 4.493%, 10/25/33 (a)                                  626         569,056
                                       Countrywide Asset Backed Certificates Series
                                       2005-11 Class AF4, 5.21%, 9/25/35 (a)                                   700         560,130
                                       Ford Credit Auto Owner Trust Series 2007-B
                                       Class A2B, 2.797%, 6/15/10 (a)                                        2,658       2,648,356
                                       HSI Asset Securitization Corp. Trust Series
                                       2006-OPT4 Class 2A2, 2.582%, 3/25/36 (a)                                608         603,396
                                       MASTR Asset Backed Securities Trust Series
                                       2006-AB1 Class A1, 2.612%, 2/25/36 (a)                                  111         109,408
                                       MBNA Credit Card Master Note Trust Series
                                       2003-A9 Class A9, 2.597%, 2/15/11 (a)                                 1,030       1,029,883
                                       Morgan Stanley ABS Capital I Series 2006-NC3
                                       Class A2B, 2.592%, 3/25/36 (a)                                        1,110       1,090,525
                                       Residential Asset Securities Corp. Series 2005-
                                       AHL2 Class A2, 2.732%, 10/25/35 (a)                                     409         382,849
                                       Securitized Asset Backed Receivables LLC Trust Series
                                       2006-FR2 Class A2, 2.622%, 3/25/36 (a)                                1,294       1,210,316
                                       Structured Asset Securities Corp. Series 2005-
                                       SC1 Class 1A1, 2.742%, 5/25/31 (a)                                      606         502,486
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Asset-Backed Securities - 11.1%                                            22,405,662
----------------------------------------------------------------------------------------------------------------------------------

Industry                               Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                       SABMiller Plc, 6.50%, 7/01/16 (b)                                       600         609,324
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                   PDL BioPharma, Inc., 2.75%, 8/16/23 (c)                                 360         354,600
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                 The Bear Stearns Cos., Inc. Series B, 4.55%, 6/23/10                    100         100,329
                                       Deutsche Bank AG, 4.875%, 5/20/13                                       700         686,637
                                       The Goldman Sachs Group, Inc., 6.75%, 10/01/37                          500         439,926
                                       Lazard Group LLC, 7.125%, 5/15/15                                       100          91,220
                                       Lazard Group LLC, 6.85%, 6/15/17                                      1,000         859,789
                                       Lehman Brothers Holdings, Inc., 6.875%, 5/02/18                       1,000         931,025

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                               Corporate Bonds                                                      (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Industry                               Corporate Bonds                                                       (000)           Value
                                       Morgan Stanley, 4.75%, 4/01/14                             USD          300    $    263,407
                                       UBS AG Series DPNT, 5.875%, 12/20/17                                  1,000         974,864
                                                                                                                      ------------
                                                                                                                         4,347,197
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                       Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)                            250         160,000
                                       RPM International, Inc., 6.25%, 12/15/13                                 50          49,732
                                       RPM International, Inc., 6.50%, 2/15/18                               1,000         965,140
                                       RPM United Kingdom G.P., 6.70%, 11/01/15                                200         198,507
                                       Yara International ASA, 5.25%, 12/15/14 (b)                             250         239,729
                                                                                                                      ------------
                                                                                                                         1,613,108
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.7%                BNP Paribas, 7.195% (a)(b)(d)                                           600         523,723
                                       Compass Bank, 6.40%, 10/01/17                                           800         736,882
                                       European Investment Bank, 0.75%, 9/21/11 (a)               JPY       60,000         551,272
                                       European Investment Bank, 6.50%, 9/10/14                   NZD          117          80,248
                                       Glitnir Banki hf, 7.451% (a)(b)(d)                         USD          400         226,333
                                       Kaupthing Bank hf, 7.125%, 5/19/16 (b)                                  400         272,468
                                       Kreditanstalt fuer Wiederaufbau, 0.688%,
                                       8/08/11 (a)                                                JPY       64,000         588,209
                                       Kreditanstalt fuer Wiederaufbau, 6.50%,
                                       11/15/11                                                   NZD           92          63,500
                                       Landsbanki Islands hf, 6.10%, 8/25/11 (b)                  USD          400         347,627
                                                                                                                      ------------
                                                                                                                         3,390,262
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%  ARAMARK Corp., 8.50%, 2/01/15                                           250         251,875
                                       Waste Management, Inc., 6.50%, 11/15/08                                  50          50,299
                                                                                                                      ------------
                                                                                                                           302,174
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%          Headwaters, Inc., 2.875%, 6/01/16 (c)                                   300         259,875
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                American Express Co., 7%, 3/19/18                                       700         687,444
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.1%  CIT Group Funding Co. of Canada, 4.65%, 7/01/10                         500         431,179
                                       Citigroup, Inc., 8.30%, 12/21/77 (a)                                  1,000         902,676
                                       GMAC LLC, 6.875%, 9/15/11                                               400         248,216
                                       GMAC LLC, 6.875%, 8/28/12                                               100          58,664
                                       General Electric Capital Corp., 2.886%,
                                       10/21/10 (a)                                                             72          71,348
                                       General Electric Capital Corp., 5%, 1/08/16                             500         489,150
                                       Svensk Exportkredit AB, 7.625%, 6/30/14                    NZD           35          25,187
                                                                                                                      ------------
                                                                                                                         2,226,420
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          AT&T, Inc., 3.014%, 11/14/08 (a)                           USD          300         300,112
Services - 1.8%                        AT&T, Inc., 4.95%, 1/15/13                                            1,000         999,863
                                       Embarq Corp., 7.082%, 6/01/16                                           500         463,911
                                       Telecom Italia Capital SA, 4.95%, 9/30/14                               250         226,549
                                       Telecom Italia Capital SA, 6.999%, 6/04/18                              750         733,616
                                       Verizon New York, Inc. Series A, 6.875%, 4/01/12                        800         829,394
                                       Verizon New York, Inc. Series B, 7.375%, 4/01/32                        100          98,423
                                                                                                                      ------------
                                                                                                                         3,651,868
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%              E.ON International Finance BV, 5.80%,
                                       4/30/18 (b)                                                           1,000         984,405
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.3%     Weatherford International Ltd., 7%, 3/15/38                             600         597,754
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.8%        CVS Caremark Corp., 5.75%, 6/01/17                                      300         293,728
                                       The Kroger Co., 6.15%, 1/15/20                                          500         497,132
                                       Tesco Plc, 6.15%, 11/15/37 (b)                                        1,000         889,322
                                                                                                                      ------------
                                                                                                                         1,680,182
----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                               Corporate Bonds                                                      (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                   Bunge Ltd. Finance Corp., 5.875%, 5/15/13 USD                           300    $    291,968
                                       Bunge Ltd. Finance Corp., 5.10%, 7/15/15                                400         346,442
                                       Cargill, Inc., 6%, 11/27/17 (b)                                       1,000         988,749
                                       Kellogg Co., 4.25%, 3/06/13                                           1,000         981,120
                                                                                                                      ------------
                                                                                                                         2,608,279
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services       Coventry Health Care, Inc., 6.30%, 8/15/14                              750         706,216
- 1.1%                                 Medco Health Solutions, Inc., 7.125%, 3/15/18                           800         824,777
                                       Quest Diagnostics, Inc., 6.95%, 7/01/37                                 600         600,663
                                       UnitedHealth Group, Inc., 6.50%, 6/15/37                                200         175,873
                                                                                                                      ------------
                                                                                                                         2,307,529
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.6%   Harrah's Operating Co., Inc., 6.50%, 6/01/16                            100          40,000
                                       MGM Mirage, 6.625%, 7/15/15                                             250         199,375
                                       Station Casinos, Inc., 6.875%, 3/01/16                                  250         108,750
                                       Wendy's International, Inc., 6.25%, 11/15/11                          5,000       4,800,000
                                                                                                                      ------------
                                                                                                                         5,148,125
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.3%              Ford Motor Credit Co. LLC, 7.875%, 6/15/10                              200         172,406
                                       Ford Motor Credit Co. LLC, 9.875%, 8/10/11                              450         369,405
                                                                                                                      ------------
                                                                                                                           541,811
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.6%                     Fiserv, Inc., 6.125%, 11/20/12                                          500         507,431
                                       SunGard Data Systems, Inc., 9.125%, 8/15/13                             100         101,500
                                       SunGard Data Systems, Inc., 10.25%, 8/15/15                             200         201,500
                                       Verifone Holdings, Inc., 1.375%, 6/15/12 (b)(c)                         385         304,631
                                                                                                                      ------------
                                                                                                                         1,115,062
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy   NRG Energy, Inc., 7.25%, 2/01/14                                        300         295,875
Traders - 0.3%                         Texas Competitive Electric Holdings Co. LLC,
                                       10.25%, 11/01/15 (b)                                                    300         299,250
                                                                                                                      ------------
                                                                                                                           595,125
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%        Hutchison Whampoa International (03/33)
                                       Ltd., 7.45%, 11/24/33 (b)                                                50          50,746
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.6%                       American International Group, Inc., 8.175%,
                                       5/15/58 (a)(b)                                                        1,100         849,620
                                       Genworth Financial, Inc., 6.15%, 11/15/66 (a)                           500         360,010
                                       Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)                      700         637,000
                                       MetLife, Inc., 6.40%, 12/15/66                                          600         478,056
                                       Metropolitan Life Global Funding I, 5.125%,
                                       4/10/13 (b)                                                             900         891,823
                                                                                                                      ------------
                                                                                                                         3,216,509
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                           British Sky Broadcasting Group Plc, 6.10%,
                                       2/15/18 (b)                                                           1,000         967,668
                                       Charter Communications Holdings I, LLC, 11%,
                                       10/01/15                                                                100          76,750
                                       Charter Communications Holdings II, LLC,
                                       10.25%, 9/15/10                                                         200         192,000
                                       Comcast Corp., 6.30%, 11/15/17                                        1,000         992,052
                                       Dex Media West LLC, 9.875%, 8/15/13                                      25          19,250
                                       News America, Inc., 7.25%, 5/18/18                                      400         433,133
                                       R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16                        300         157,500
                                       Time Warner Cable, Inc., 6.75%, 7/01/18                               1,500       1,514,382
                                       Viacom, Inc., 6.25%, 4/30/16                                            350         333,333
                                       Viacom, Inc., 6.125%, 10/05/17                                          500         470,464
                                                                                                                      ------------
                                                                                                                         5,156,532
----------------------------------------------------------------------------------------------------------------------------------


Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                               Corporate Bonds                                                      (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                 Novelis, Inc., 7.25%, 2/15/15                              USD          125    $    115,937
                                       Rio Tinto Finance USA Ltd., 5.875%, 7/15/13                           1,200       1,210,132
                                                                                                                      ------------
                                                                                                                         1,326,069
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                 CenterPoint Energy, Inc., 7.25%, 9/01/10                                 75          77,142
                                       CenterPoint Energy, Inc., 6.50%, 5/01/18                              1,050       1,026,822
                                       CenterPoint Energy Resources Corp., 6.125%,
                                       11/01/17                                                                200         192,676
                                       Dominion Resources, Inc., 6.40%, 6/15/18                                600         616,868
                                                                                                                      ------------
                                                                                                                         1,913,508
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.4%                Macys Retail Holdings, Inc., 5.35%, 3/15/12                           4,000       3,744,652
                                       Target Corp., 6%, 1/15/18                                             1,000       1,009,177
                                                                                                                      ------------
                                                                                                                         4,753,829
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.3%     Canadian Natural Resources, Ltd., 5.90%,
                                       2/01/18                                                               1,000         974,348
                                       Chesapeake Energy Corp., 6.625%, 1/15/16                                350         328,125
                                       Gaz Capital for Gazprom, 6.212%, 11/22/16 (b)                           500         451,050
                                       KazMunaiGaz Finance Sub BV, 8.375%,
                                       7/02/13 (b)                                                             500         507,500
                                       Lukoil International Finance BV, 6.656%,
                                       6/07/22 (b)                                                             500         425,000
                                       Petroplus Finance Ltd., 6.75%, 5/01/14 (b)                              250         226,250
                                       Valero Energy Corp., 6.125%, 6/15/17                                    800         758,180
                                       Williams Cos., Inc., 7.625%, 7/15/19                                    100         104,500
                                       Williams Cos., Inc., 8.75%, 3/15/32                                     100         112,500
                                       XTO Energy, Inc., 5.90%, 8/01/12                                        700         707,008
                                                                                                                      ------------
                                                                                                                         4,594,461
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%         Weyerhaeuser Co., 7.375%, 3/15/32                                       100          95,805
Pharmaceuticals - 0.6%                 Abbott Laboratories, 6.15%, 11/30/37                                    400         404,858
                                       Schering-Plough Corp., 6%, 9/15/17                                      900         886,817
                                                                                                                      ------------
                                                                                                                         1,291,675
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)  CapitalSource, Inc., 4%, 7/15/34 (a)(c)                                 695         577,719
- 1.8%                                 Colonial Realty LP, 5.50%, 10/01/15                                     500         443,860
                                       ERP Operating LP, 5.75%, 6/15/17                                        500         450,680
                                       HCP, Inc., 6.70%, 1/30/18                                               900         793,410
                                       iStar Financial, Inc., 6%, 12/15/10                                      50          39,750
                                       iStar Financial, Inc., 8.625%, 6/01/13                                1,000         800,000
                                       WEA Finance LLC, 5.70%, 10/01/16 (b)                                    650         593,113
                                                                                                                      ------------
                                                                                                                         3,698,532
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                Best Buy Co., Inc., 2.25%, 1/15/22 (c)                                  360         389,250
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.2%      Capmark Financial Group, Inc., 6.30%, 5/10/17                           300         177,000
                                       Residential Capital LLC, 9.625%, 5/15/15 (b)                            640         211,200
                                                                                                                      ------------
                                                                                                                           388,200
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%                         Philip Morris International, Inc., 5.65%, 5/16/18                     1,500       1,475,709
                                       Reynolds American, Inc., 7.625%, 6/01/16                                350         362,943
                                                                                                                      ------------
                                                                                                                         1,838,652
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds - 30.7%                                                    61,734,312
----------------------------------------------------------------------------------------------------------------------------------

                                       Foreign Government Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                       Bank Negara Malaysia Monetary Note, 0%,
                                       9/23/08 (e)                                                MYR        1,710         502,714
                                       Brazil Notas do Tesouro Nacional Series F, 10%,
                                       1/01/17                                                    BRL        4,600       2,324,982
                                       Indonesia Treasury Bond, 12.80%, 6/15/21                   IDR    4,310,000         486,117

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                               Foreign Government Obligations                                       (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                       Indonesia Treasury Bond, 12.90%, 6/15/22                   IDR    4,900,000    $    555,223
                                       Indonesia Treasury Bond Series FR31, 11%,
                                       11/15/20                                                            900,000          90,463
                                       Indonesia Treasury Bond Series FR40, 11%,
                                       9/15/25                                                           4,120,000         403,842
                                       Korea Treasury Bond Series 1209, 5.25%,
                                       9/10/12                                                    KRW      340,000         305,979
                                       Korea Treasury Bond Series 1709, 5.50%,
                                       9/10/17                                                             335,000         298,288
                                       Korea Treasury Bond Series 2703, 5.25%,
                                       3/10/27                                                             351,000         297,170
                                       Malaysia Government Bond, 4.305%, 2/27/09                  MYR        1,300         384,189
                                       Malaysia Government Bond Series 0108,
                                       3.461%, 7/31/13                                                       1,500         429,588
                                       Malaysia Government Bond Series 1/89, 7%,
                                       3/15/09                                                               1,274         381,944
                                       Malaysia Government Bond Series 2/03, 4.24%,
                                       2/07/18                                                               3,600       1,019,104
                                       Malaysia Government Bond Series 3/06,
                                       3.869%, 4/13/10                                                          89          26,238
                                       Malaysian Government Bond, 3.833%, 9/28/11                            2,000         587,989
                                       Norway Government Bond, 5.50%, 5/15/09                     NOK        2,100         386,273
                                       Norway Government Bond, 6%, 5/16/11                                   4,900         927,949
                                       Peru Government Bond, 7.84%, 8/12/20                       PEN          615         206,181
                                       Poland Government Bond Series 0509, 6%,
                                       5/24/09                                                    PLN        3,600       1,577,314
                                       Province of Ontario Canada, 6.25%, 6/16/15                 NZD           26          17,490
                                       Queensland Treasury Corp., 7.125%,
                                       9/18/17 (b)                                                             270         194,109
                                       Republic of Argentina, 3.127%, 8/03/12                     USD          180         142,857
                                       Republic of Ghana, 8.50%, 10/04/17                                      100          99,500
                                       Singapore Government Bond, 4.375%, 1/15/09                 SGD          415         296,526
                                       Singapore Government Bond, 2.375%, 10/01/09                           2,200       1,572,527
                                       Sweden Government Bond Series 1043, 5%,
                                       1/28/09                                                    SEK        7,500       1,164,292
                                       Sweden Government Bond Series 1048, 4%,
                                       12/01/09                                                             12,020       1,851,997
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Foreign Government Obligations - 8.2%                                      16,530,845
----------------------------------------------------------------------------------------------------------------------------------

                                       U.S. Government Agency Mortgage-Backed
                                       Securities
----------------------------------------------------------------------------------------------------------------------------------
                                       Fannie Mae Guaranteed Pass-Through Certificates:
                                         4.361%, 9/01/34 (a)                                      USD          799         798,952
                                         4.792%, 5/01/33 (a)                                                    26          26,236
                                         4.829%, 4/01/35 (a)                                                   100          99,594
                                         4.909%, 4/01/35 (a)                                                   771         767,972
                                         5.00%, 7/01/35 - 9/15/38 (f)                                        8,571       8,248,780
                                         5.50%, 11/01/34 - 9/15/38 (f)                                      12,350      12,227,701
                                         5.60%, 10/01/32 (a)                                                   215         219,554
                                         6.00%, 6/01/21 - 9/15/38 (f)                                       20,156      20,365,669
                                         6.50%, 1/01/36 - 9/15/38                                           10,529      10,829,929
                                       Freddie Mac Mortgage Participation Certificates:
                                         4.168%, 11/01/27 (a)                                                  447         454,021

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       U.S. Government Agency Mortgage-Backed                                Par
Industry                               Securities                                                           (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                       Freddie Mac Mortgage Participation Certificates:
                                         4.50%, 9/01/20                                           USD          270    $    264,216
                                         5.00%, 7/01/23 - 9/15/38 (f)                                       12,450      11,990,288
                                         5.408%, 4/01/32 (a)                                                   131         133,761
                                         5.50%, 11/01/37 - 9/15/38                                           7,190       7,094,768
                                         5.954%, 9/01/32 (a)                                                    31          31,395
                                         6.00%, 10/01/21 - 9/15/38 (f)                                      13,311      13,434,701
                                         6.50%, 9/15/38 (f)                                                  6,000       6,163,128
                                       Ginnie Mae MBS Certificates,
                                       6.50%, 9/15/38 (f)                                                    2,000       2,060,000

----------------------------------------------------------------------------------------------------------------------------------
                                       Total U.S. Government Agency Mortgage-Backed
                                       Securities - 47.3%                                                               95,210,665
----------------------------------------------------------------------------------------------------------------------------------

                                       U.S. Government Agency Mortgage-Backed
                                       Securities - Collateralized Mortgage
                                       Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                       Fannie Mae Trust Series 2007-1 Class NF,
                                       2.722%, 2/25/37 (a)                                                   1,772       1,708,247
                                       Freddie Mac Multiclass Certificates Series
                                       2643 Class OG, 5%, 7/15/32                                            1,000         940,379
                                       Freddie Mac Multiclass Certificates Series
                                       2942 Class TF, 2.817%, 3/15/35 (a)                                      747         720,072
----------------------------------------------------------------------------------------------------------------------------------
                                       Total U.S. Government Agency Mortgage -
                                       Backed Securities - Collateralized Mortgage
                                       Obligations - 1.7%                                                                3,368,698
----------------------------------------------------------------------------------------------------------------------------------

State                                  Municipal Bonds
----------------------------------------------------------------------------------------------------------------------------------
California - 0.2%                      Poway, California, Unified School District Financing
                                       Authority, Lease Revenue Capital Appreciation-
                                       Tranche B, 0.798%, 12/01/42 (e)                                         400         317,808
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Municipal Bonds - 0.2%                                                        317,808
----------------------------------------------------------------------------------------------------------------------------------

                                       Non-U.S. Government Agency Mortgage-
                                       Backed Securities
----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities  Bear Stearns Commercial Mortgage Securities Series
- 11.9%                                2005-PW10 Class A4, 5.405%, 12/11/40 (a)                              2,000       1,902,878
                                       Citigroup/Deutsche Bank Commercial Mortgage Trust
                                       Series 2005-C1 Class A4, 5.399%, 7/15/44 (a)                          2,300       2,188,815
                                       Citigroup/Deutsche Bank Commercial Mortgage Trust
                                       Series 2006-CD3 Class A5, 5.617%, 10/15/48                            2,500       2,315,148
                                       Citigroup/Deutsche Bank Commercial Mortgage Trust
                                       Series 2007-CD4 Class B, 5.447%,
                                       12/11/49 (a)                                                            900         557,379
                                       Citigroup/Deutsche Bank Commercial Mortgage Trust
                                       Series 2007-CD4 Class C, 5.476%,
                                       12/11/49 (a)                                                          2,750       1,657,229
                                       GS Mortgage Securities Corp. II Series 2006-
                                       GG6 Class A4, 5.553%, 4/10/38 (a)                                     2,519       2,341,620
                                       GS Mortgage Securities Corp. II Series 2007-
                                       EOP Class A1, 2.551%, 3/06/20 (a)                                       444         410,093
                                       GS Mortgage Securities Corp. II Series 2007-
                                       GG10 Class C, 5.993%, 8/10/45 (a)                                       770         472,673
                                       Greenwich Capital Commercial Funding Corp. Series
                                       2004-GG1 Class A7, 5.317%, 6/10/36 (a)                                  900         875,327

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Non-U.S. Government Agency Mortgage-                                  Par
Industry                               Backed Securities                                                    (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                       Greenwich Capital Commercial Funding Corp.
                                       Series 2005-GG5 Class A5, 5.224%, 4/10/37 (a)              USD        1,750    $  1,649,631
                                       Greenwich Capital Commercial Funding Corp.
                                       Series 2006-GG7 Class A4, 6.112%, 7/10/38 (a)                         3,800       3,613,510
                                       Greenwich Capital Commercial Funding Corp.
                                       Series 2007-GG9 Class C, 5.554%, 3/10/39 (a)                          1,600         972,542
                                       LB-UBS Commercial Mortgage Trust Series 2005-
                                       C5 Class A4, 4.954%, 9/15/30                                          2,000       1,863,550
                                       LB-UBS Commercial Mortgage Trust Series 2006-
                                       C1 Class A4, 5.156%, 2/15/31                                          2,100       1,907,090
                                       LB-UBS Commercial Mortgage Trust Series 2006-
                                       C3 Class A4, 5.661%, 3/15/39 (a)                                        850         794,662
                                       Morgan Stanley Capital I Series 2007-IQ13 Class
                                       B, 5.517%, 3/15/44 (a)                                                  856         513,780
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Non-U.S. Government Agency Mortgage-Backed
                                       Securities - 11.9%                                                               24,035,927
----------------------------------------------------------------------------------------------------------------------------------

Industry                               Floating Rate Loan Interests
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%             TransDigm, Inc. Term Loan B, 4.801%, 6/23/13                             85          82,025
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                 Ameritrade Holding Corp. Term Loan B, 3.97%,
                                       12/31/12                                                                 85          82,574
                                       Nuveen Investments, Inc. Term Loan, 5.469% -
                                       5.472%, 11/13/14                                                        299         276,357
                                                                                                                      ------------
                                                                                                                           358,931
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                       Celanese US Holdings LLC Dollar Term Loan,
                                       4.283%, 4/02/14                                                          99          93,722
                                       Rockwood Specialties Group, Inc. Term Loan E,
                                       4.299%, 12/13/12                                                         85          81,028
                                                                                                                      ------------
                                                                                                                           174,750
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%  ARAMARK Corp. Letter of Credit, 2.44%, 1/26/14                           18          16,973
                                       ARAMARK Corp. Term Loan B, 4.676%, 1/26/14                              282         267,165
                                       Affinion Group, Inc. Term Loan B, 4.969% -
                                       5.311%, 10/17/12                                                        130         125,071
                                       Allied Waste North America, Inc. Letter of
                                       Credit, 4.40%, 3/28/14                                                   34          32,981
                                       Allied Waste North America, Inc. Term Loan B,
                                       3.96% - 3.97%, 3/28/14                                                   56          54,856
                                       Nielsen Company Term Loan B, 4.803%, 8/09/13                            359         331,184
                                       West Corp. Term Loan B2, 4.844% - 5.171%,
                                       10/24/13                                                                296         260,061
                                                                                                                      ------------
                                                                                                                         1,088,291
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%   Education Management LLC Term Loan C,
                                       4.563%, 6/01/13                                                         259         236,449
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies       DJO Finance Corp. Term Loan, 5.469% -
- 0.0%                                 5.801%, 5/20/14                                                          90          87,530
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services       Community Health Systems, Inc. Delay Draw
- 0.4%                                 Term Loan, 0.75%, 7/25/14                                                17          15,985
                                       Community Health Systems, Inc. Term Loan B,
                                       4.719% - 5.06%, 7/25/14                                                 333         314,804
                                       DaVita, Inc. Term Loan B1, 3.97% - 4.32%, 10/05/12                      100          96,156
                                       Fresenius Medical Care AG Term Loan B,
                                       4.167% - 4.184%, 3/31/13                                                 90          87,145
                                       HCA, Inc. Term Loan A, 4.801%, 11/16/12                                 373         348,789
                                                                                                                      ------------
                                                                                                                           862,879
----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                               Floating Rate Loan Interests                                         (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%   Penn National Gaming, Inc. Term Loan B,
                                       4.21% - 4.55%, 10/03/12                                    USD           85    $     81,133
                                       VML US Finance LLC Delay Draw Term Loan,
                                       5.06%, 5/25/12                                                          146         141,234
                                       VML US Finance LLC New Project Term Loans,
                                       5.06%, 5/25/13                                                           46          44,234
                                       VML US Finance LLC Term Loan B, 5.06%,
                                       5/24/13                                                                 158         153,449
                                                                                                                      ------------
                                                                                                                           420,050
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%              Jarden Corp. Term Loan B1, 4.551%, 1/24/12                               96          90,543
                                       Jarden Corp. Term Loan B2, 4.551%, 2/13/13                               29          26,931
                                                                                                                      ------------
                                                                                                                           117,474
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.2%                     First Data Corp. Term Loan B2,
                                       5.222% - 5.552%, 9/24/14                                                249         228,260
                                       SunGard Data Systems, Inc. New U.S. Term
                                       Loan, 4.553%, 2/28/14                                                   189         177,509
                                                                                                                      ------------
                                                                                                                           405,769
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy   NRG Energy, Inc. Line of Credit, 2.701%, 2/01/13                         32          29,919
Traders - 0.2%                         NRG Energy, Inc. Term Loan B, 4.301%, 2/01/13                            64          61,080
                                       Texas Competitive Electric Holdings Co. LLC Term
                                       Loan B-2, 5.963% - 6.303%, 10/10/14                                     199         185,920
                                       Texas Competitive Electric Holdings Co. LLC Term
                                       Loan B-3, 5.963% - 6.303%, 10/29/14                                     149         138,801
                                                                                                                      ------------
                                                                                                                           415,720
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                       OshKosh Truck Corp. Term Loan B,
                                       4.22% - 4.43%, 12/06/13                                                 189         171,900
                                       RBS Global, Inc. Term Loan B, 5.286%, 7/19/13                           110         103,538
                                                                                                                      ------------
                                                                                                                           275,438
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.6%                           CSC Holdings, Inc. Incremental Term Loan,
                                       4.214%, 3/29/13                                                         174         165,638
                                       Dex Media West LLC Term Loan B, 7%, 10/24/14                             90          82,294
                                       DirecTV Holdings LLC Term Loan B, 3.969%,
                                       4/13/13                                                                  85          82,357
                                       Regal Cinemas Corp. Term Loan B, 4.301%, 10/27/13                       130         122,358
                                       UPC Financing Partnership Term Loan N,
                                       4.214%, 12/31/14                                                        365         341,823
                                       Univision Communications, Inc. First Lien Term
                                       Loan, 4.719% - 5.049%, 9/29/14                                          460         369,022
                                                                                                                      ------------
                                                                                                                         1,163,492
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%         Georgia-Pacific LLC Term Loan B,
                                       4.219% - 4.551%, 12/20/12                                               144         135,508
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Capital Automotive REIT Term Loan B, 4.22%,
Development - 0.1%                     12/16/10                                                                150         141,345
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Fairchild Semiconductor Corp. Term Loan,
Equipment - 0.0%                       4.301%, 6/26/13                                                         100          94,883
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Alltel Corp. Term Loan B3, 4.966%, 5/18/15                              398         396,727
Services - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Floating Rate Loan Interests - 3.1%                                         6,457,261
----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                       Preferred Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Par
Industry                               Capital Trusts                                                       (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%                Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)           USD          600    $    318,012
                                       Wachovia Capital Trust III, 5.80% (a)(d)                                750         405,000
                                       Wells Fargo Capital XIII Series GMTN, 7.70% (a)(d)                      300         284,884
                                                                                                                      ------------
                                                                                                                         1,007,896
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.3%  Bank of America Corp. Series M, 8.125% (a)(d)                         1,000         902,780
                                       JPMorgan Chase & Co., 7.90% (a)(d)                                    1,200       1,090,200
                                       JPMorgan Chase Capital XXII, 6.45%, 1/15/87                             700         571,136
                                                                                                                      ------------
                                                                                                                         2,564,116
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Capital Trusts - 1.8%                                                       3,572,012
----------------------------------------------------------------------------------------------------------------------------------

                                       Preferred Stocks                                                     Shares
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.0%                     General Motors Corp. Series C, 6.25% (c)                              6,500          73,840
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%  CIT Group, Inc., 7.75% (c)                                           10,500         121,170
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%      Freddie Mac Series Z, 8.375% (a)                                     55,200         775,560
                                       Washington Mutual, Inc. Series R, 7.75% (c)                             300         114,000
                                                                                                                      ------------
                                                                                                                           889,560
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Preferred Stocks - 0.5%                                                     1,084,570
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Preferred Securities - 2.3%                                                 4,656,582
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments
                                       (Cost - $244,116,597*) - 116.5%                                                 234,717,760

                                       Liabilities in Excess of Other Assets - (16.5)%                                 (33,298,980)
                                                                                                                      ------------
                                       Net Assets - 100.0%                                                            $201,418,780
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 244,220,359
                                                                  =============
      Gross unrealized appreciation                               $   2,052,048
      Gross unrealized depreciation                                 (11,554,647)
                                                                  -------------
      Net unrealized depreciation                                 $  (9,502,599)
                                                                  =============

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)   Convertible security.
(d)   Security is a perpetual in nature and has no stated maturity date.
(e)   Represents a zero-coupon bond.
(f) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o     Foreign currency exchange contracts as of August 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
                                                                                                   Appreciation
      Currency Purchased                Currency Sold                        Settlement Date      (Depreciation)
      ----------------------------------------------------------------------------------------------------------
      CHF             1,108,638         USD                 1,020,000               11/28/08        $ (12,264)
      CHF               731,404         KRW               600,000,000               12/18/08          114,773
      USD             1,863,937         EUR                 1,250,000               2/27/09            47,187
      JPY           194,857,500         EUR                 1,250,000               2/27/09            (6,496)
      USD             2,777,779         EUR                 1,792,000               4/17/09           179,014
      JPY           277,294,080         EUR                 1,792,000               4/17/09           (14,855)
      JPY            41,391,000         EUR                   256,848               6/24/09            15,923
      IDR         1,856,686,879         NZD                   275,665               8/04/09             6,330
      JPY             6,655,200         USD                    60,000               9/26/08             1,248
      JPY            45,240,000         USD                   400,000               10/15/08           16,832
      JPY            44,615,250         USD                   427,546               1/22/09           (14,009)
      JPY            60,726,780         USD                   577,168               2/25/09           (13,078)
      USD                 8,250         MYR                    27,983               8/29/08                 4
      RUB             1,656,567         NZD                    98,723               8/12/09              (863)
      RUB             1,641,419         NZD                    98,077               8/14/09            (1,020)
      VND         1,085,930,787         NZD                    89,609               8/14/09            (1,831)
      PLN               375,000         USD                   163,634               2/06/09              (763)
      -------------------------------------------------------------------------------------------------------
      Total                                                                                         $ 316,132
                                                                                                    =========

o     Swaps outstanding as of August 31, 2008 were as follows:

       -------------------------------------------------------------------------------------------------------
                                                                                Notional
                                                                                 Amount            Unrealized
                                                                                  (000)           Appreciation

       -------------------------------------------------------------------------------------------------------
       Bought credit default protection on Wendy's International,
       Inc. and pay 2.25%

       Broker, UBS Securities
       Expires December 2011                                              USD     5,000              $ 63,190

       Bought credit default protection on Macy's Retail
       Holdings, Inc. and pay 2.05%

       Broker, JPMorgan Chase
       Expires March 2012                                                 USD     4,000                37,800

       Sold credit default protection Time Warner Cable, Inc.
       and receive 1.83%

       Broker, JPMorgan Chase
       Expires June 2013                                                  USD     1,500                21,872


Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

       -------------------------------------------------------------------------------------------------------
                                                                                Notional
                                                                                 Amount            Unrealized
                                                                                  (000)           Appreciation

       -------------------------------------------------------------------------------------------------------
       Bought credit default protection on Cox Communications,
       Inc. and pay 0.98%

       Broker, JPMorgan Chase
       Expires June 2013                                                  USD     1,500              $ (17,712)
       -------------------------------------------------------------------------------------------------------
       Total                                                                                         $ 105,150
                                                                                                     =========


o     Currency Abbreviations:

       BRL     Brazilian Real
       CHF     Swiss Franc
       EUR     Euro
       IDR     Indonesian Rupiah
       JPY     Japanese Yen
       KRW     Korean Won
       MYR     Malaysian Ringgit
       NOK     Norwegian Krone
       NZD     New Zealand Dollar
       PEN     Peru Nuevos Soles
       PLN     Polish Zloty
       RUB     Russian Ruble
       SEK     Swedish Krona
       SGD     Singapore Dollar
       USD     U.S. Dollar
       VND     Vietnam Dong

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

------------------------------------------------------------------------------
Valuation                                 Investments in       Other Financial
 Inputs                                     Securities           Instruments*
------------------------------------------------------------------------------
Level 1                                 $     309,010                        -
Level 2                                   234,408,750             $    421,282
Level 3                                             -                        -
------------------------------------------------------------------------------
Total                                   $ 234,717,760             $    421,282
                                        ======================================

* Other financial instruments are foreign currency exchange contracts and swaps.

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 8.0%             General Dynamics Corp.                                               51,839    $  4,784,740
                                       Lockheed Martin Corp.                                                54,828       6,384,172
                                       Precision Castparts Corp.                                             6,149         634,946
                                                                                                                      ------------
                                                                                                                        11,803,858
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                       Heineken NV (a)                                                      51,600       1,217,012
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.6%                   Genentech, Inc. (b)                                                  53,586       5,291,617
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.6%                 The Goldman Sachs Group, Inc.                                        32,119       5,266,552
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.6%                       Air Products & Chemicals, Inc.                                       16,682       1,532,242
                                       Monsanto Co.                                                         44,914       5,131,425
                                       Potash Corp. of Saskatchewan, Inc.                                    5,285         917,476
                                       Praxair, Inc.                                                        41,693       3,745,699
                                                                                                                      ------------
                                                                                                                        11,326,842
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.9%                Industrial & Commercial Bank of China                             6,593,000       4,514,314
                                       U.S. Bancorp                                                         41,694       1,328,371
                                       Wells Fargo & Co.                                                   144,676       4,379,343
                                                                                                                      ------------
                                                                                                                        10,222,028
----------------------------------------------------------------------------------------------------------------------------------
Communications                         QUALCOMM, Inc.                                                       65,311       3,438,624
Equipment - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.8%         Apple, Inc. (b)                                                      42,060       7,130,432
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  Bank of America Corp.                                               135,431       4,217,321
Services - 2.8%
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          AT&T Inc.                                                            26,460         846,455
Services - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%            Vestas Wind Systems A/S (b)                                          11,050       1,499,412
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                     Cameron International Corp. (b)                                      20,601         959,801
Services - 6.8%                        FMC Technologies, Inc. (b)                                            3,235         173,267
                                       Halliburton Co.                                                      14,328         629,572
                                       Schlumberger Ltd.                                                    42,575       4,011,417
                                       Transocean, Inc.                                                     32,193       4,094,950
                                       Weatherford International Ltd. (b)                                    5,759         222,182
                                                                                                                      ------------
                                                                                                                        10,091,189
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 4.0%        CVS Caremark Corp.                                                   88,690       3,246,054
                                       Costco Wholesale Corp.                                               39,353       2,639,012
                                                                                                                      ------------
                                                                                                                         5,885,066
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  Las Vegas Sands Corp. (b)                                            48,176       2,284,024
Leisure - 11.4%                        McDonald's Corp.                                                    139,867       8,678,747
                                       Wynn Resorts Ltd.                                                    32,396       3,091,226
                                       Yum! Brands, Inc.                                                    81,224       2,898,072
                                                                                                                      ------------
                                                                                                                        16,952,069
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 5.8%                     MasterCard, Inc. Class A                                             22,003       5,336,828
                                       Visa, Inc. Class A                                                   43,250       3,282,675
                                                                                                                      ------------
                                                                                                                         8,619,503
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%        McDermott International, Inc. (b)                                    10,217         354,836
----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                    Google, Inc. Class A (b)                                              3,604       1,669,697
Services - 1.1%
----------------------------------------------------------------------------------------------------------------------------------

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.4%                Target Corp.                                                         11,953    $    633,748
Oil, Gas & Consumable                  Petroleo Brasileiro SA (a)                                           67,192       3,543,706
----------------------------------------------------------------------------------------------------------------------------------
Fuels - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               The St. Joe Co.                                                      44,542       1,660,080
Development - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 7.5%                     CSX Corp.                                                            27,115       1,753,798
                                       Norfolk Southern Corp.                                               36,209       2,662,448
                                       Union Pacific Corp.                                                  80,394       6,745,057
                                                                                                                      ------------
                                                                                                                        11,161,303
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.4%                Lowe's Cos., Inc.                                                    81,737       2,014,000
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             Nike, Inc. Class B                                                   25,456       1,542,888
Goods - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             America Movil, SA de CV (a)                                          48,348       2,484,120
Services - 3.6%                        China Mobile Ltd.                                                   255,500       2,900,436
                                                                                                                      ------------
                                                                                                                         5,384,556
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $111,677,712*) - 88.7%                                131,772,794

                                       Other Assets Less Liabilities - 11.3%                                            16,743,466
                                                                                                                      ------------
                                       Net Assets - 100.0%                                                            $148,516,260
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purpose, were as follows:

      Aggregate Cost                                              $ 112,782,704
                                                                  =============
      Gross unrealized appreciation                               $  21,785,987
      Gross unrealized depreciation                                  (2,795,897)
                                                                  -------------
      Net unrealized appreciation                                 $  18,990,090
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

----------------------------------------------------------------------
Valuation                                               Investments in
Inputs                                                    Securities
----------------------------------------------------------------------
Level 1                                                 $ 121,641,621
Level 2                                                    10,131,173
Level 3                                                             -
----------------------------------------------------------------------
Total                                                   $ 131,772,794
                                                        =============

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.0%  Brambles Ltd.                                                       261,210       1,713,910
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%     Paladin Resources Ltd. (a)                                          140,193         691,661
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -     Billabong International Ltd.                                         55,467         607,012
0.4%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Australia                                                  3,012,583
----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%                Erste Bank der Oesterreichischen
                                       Sparkassen AG                                                        31,892       1,905,869
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Austria                                                    1,905,869
----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%  Fortis                                                               38,580         534,189
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Belgium                                                      534,189
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%               Duratex SA (Preference Shares)                                       26,200         445,400
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%                Uniao de Bancos Brasileiros SA (b)                                   18,340       2,192,731
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                     CSU Cardsystem SA (a)                                                57,300         138,504
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.2%    Universo Online SA (Preference Shares)                               86,200         356,963
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%     Petroleo Brasileiro SA (b)                                           12,290         648,175
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Brazil                                                     3,781,773
----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%     Talisman Energy, Inc.                                                28,530         504,340
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Rogers Communications, Inc. Class B                                  17,900         648,702
----------------------------------------------------------------------------------------------------------------------------------
Services - 0.4%
                                       Total Common Stocks in Canada                                                     1,153,042
----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.3%        Nokia Oyj                                                            86,520       2,166,235
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Finland                                                    2,166,235
----------------------------------------------------------------------------------------------------------------------------------
France - 10.6%
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.5%                 Compagnie Generale des
                                       Etablissements Michelin                                              12,300         797,286
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                BNP Paribas SA                                                       42,008       3,768,335
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%            Schneider Electric SA                                                15,981       1,606,393
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.8%                       AXA SA                                                               95,610       3,050,672
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                       Vallourec SA                                                          1,140         317,137
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                 GDF Suez                                                             35,501       2,043,697
                                       Suez SA                                                                   8             439
                                                                                                                      ------------
                                                                                                                         2,044,136
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.9%     Total SA                                                             43,190       3,102,603
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods       LVMH Moet Hennessy
- 1.7%                                 Louis Vuitton SA                                                     25,680       2,727,169
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in France                                                    17,413,731
----------------------------------------------------------------------------------------------------------------------------------
Germany - 9.2%
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                       Linde AG                                                             20,750       2,610,025
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.0%              E.ON AG                                                              85,694       5,004,506
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.0%        Siemens AG                                                           29,490       3,201,069
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.6%                 Bayer AG                                                             26,210       2,071,438
                                       Merck KGaA                                                           19,940       2,284,828
                                                                                                                      ------------
                                                                                                                         4,356,266
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Germany                                                   15,171,866
----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
Greece - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%                Bank of Cyprus Public Co. Ltd.                                      160,360    $  1,966,364
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Greece                                                     1,966,364
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%                BOC Hong Kong Holdings Ltd.                                         750,000       1,667,822
                                       Bank of Communications Co. Ltd.                                   1,695,000       1,943,543
                                                                                                                      ------------
                                                                                                                         3,611,365
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.2%                    Li & Fung Ltd.                                                      108,000         328,404
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Hong Kong                                                  3,939,769
----------------------------------------------------------------------------------------------------------------------------------
India - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                     HCL Technologies Ltd.                                                57,180         300,503
                                       Satyam Computer Services Ltd.                                       165,470       1,565,050
                                                                                                                      ------------
                                                                                                                         1,865,553
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers            National Thermal Power Corp. Ltd.                                   166,710         658,352
& Energy Traders - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in India                                                      2,523,905
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.9%                Anglo Irish Bank Corp. Plc                                          161,912       1,388,904
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%          CRH Plc                                                              33,910         884,572
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Ireland                                                    2,273,476
----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                       Makhteshim-Agan Industries Ltd.                                      68,730         464,053
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Israel                                                       464,053
----------------------------------------------------------------------------------------------------------------------------------
Italy - 5.2%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.4%                Unicredit SpA                                                       576,012       3,098,483
                                       Unione Di Banche Italiane SPCA                                      113,508       2,537,304
                                                                                                                      ------------
                                                                                                                         5,635,787
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.4%     Saipem SpA                                                           15,920         629,949
Oil, Gas & Consumable Fuels - 1.4%     Eni SpA                                                              68,460       2,220,658
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Italy                                                      8,486,394
----------------------------------------------------------------------------------------------------------------------------------
Japan - 15.4%
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%         Yamato Transport Co., Ltd.                                          144,000       1,698,445
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%                 Bridgestone Corp.                                                    82,400       1,386,231
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%                 Daiwa Securities Group, Inc.                                        262,000       2,022,754
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.7%                Chiba Bank Ltd.                                                     131,000         717,865
                                       Sumitomo Mitsui Financial Group, Inc.                                   339       2,052,381
                                                                                                                      ------------
                                                                                                                         2,770,246
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%      JGC Corp.                                                            34,000         651,076
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                Aeon Credit Service Co., Ltd.                                        89,800       1,021,348
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                   Omron Corp.                                                          59,000       1,037,087
& Instruments - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.0%              Kao Corp.                                                            56,000       1,585,528
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                       GLORY Ltd.                                                           64,700       1,380,296
                                       Komatsu Ltd.                                                         27,000         565,096
                                                                                                                      ------------
                                                                                                                         1,945,392
----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.9%              Konica Minolta Holdings, Inc.                                        61,000         840,751
                                       Ricoh Co., Ltd.                                                     137,000       2,261,407
                                                                                                                      ------------
                                                                                                                         3,102,158
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.8%     Inpex Holdings, Inc.                                                    113       1,230,477
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%                 Astellas Pharma, Inc.                                                30,600       1,378,279
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.3%                     East Japan Railway Co.                                                  259       2,060,103
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Tokyo Electron Ltd.                                                  17,100         967,477
Equipment - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies                      Mitsubishi Corp.                                                     42,600       1,170,183
& Distributors - 0.9%                  Mitsui & Co., Ltd.                                                   20,000         340,987
                                                                                                                      ------------
                                                                                                                         1,511,170
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             KDDI Corp.                                                              162         943,359
Services - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Japan                                                     25,311,130
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 3.7%
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%          Corp. Moctezuma SAB de CV                                            52,000         119,093
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.3%              Sare Holding SAB de CV Class B (a)                                   96,800          75,311
                                       Urbi, Desarrollos Urbanos, SA de CV (a)                             152,320         426,915
                                                                                                                      ------------
                                                                                                                           502,226
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%              Kimberly-Clark de Mexico, SA de CV                                  210,570         920,485
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.1%                           Grupo Televisa, SA (b)                                               81,510       1,889,402
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.5%   Grupo Aeroportuario del Centro
                                       Norte Sab de C.V.                                                   207,800         392,047
                                       Grupo Aeroportuario del Pacifico,
                                       SA de CV (b)                                                         14,730         419,658
                                                                                                                      ------------
                                                                                                                           811,705
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             America Movil, SA de CV (b)                                          34,210       1,757,710
Services - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Mexico                                                     6,000,621
----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 5.7%
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.5%         TNT NV                                                               23,020         858,679
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.1%                       Heineken NV                                                          38,470       1,803,585
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%                       Akzo Nobel NV                                                        61,330       3,742,531
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                   Unilever NV                                                          69,940       1,929,843
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%        Koninklijke Philips Electronics NV                                   30,750         999,071
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in the Netherlands                                            9,333,709
----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.8%     Statoilhydro ASA                                                     96,540       2,961,406
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Norway                                                     2,961,406
----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.6%     OAO Gazprom (b)                                                      23,830         929,370
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Russia                                                       929,370
----------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.4%                DBS Group Holdings Ltd.                                             177,000       2,238,075
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                   Venture Corp. Ltd.                                                  120,000         842,829
& Instruments - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                 CapitaLand Ltd.                                                     522,000       1,594,394
& Development - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Singapore                                                  4,675,298
----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.6%                Standard Bank Group Ltd.                                             82,732    $    965,221
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in South Africa                                                 965,221
----------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%            LS Industrial Systems Co. Ltd.                                       17,210         733,452
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                   Nong Shim Co., Ltd.                                                     868         174,698
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%     SK Energy Co. Ltd.                                                    5,175         404,433
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Samsung Electronics Co., Ltd.                                         2,080         975,669
Equipment - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in South Korea                                                2,288,252
----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.8%
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Telefonica SA                                                       120,210       2,970,212
Services - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.0%                Inditex SA                                                           35,560       1,653,782
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Spain                                                      4,623,994
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.8%               Assa Abloy AB Series B                                               92,750       1,324,785
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Sweden                                                     1,324,785
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 8.6%
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                   Actelion Ltd. (a)                                                    17,293         992,640
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%               Geberit AG                                                           14,116       2,054,609
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                 Julius Baer Holding AG Class B                                       18,603       1,132,092
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.2%                   Nestle SA Registered Shares                                          81,018       3,569,622
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.9%                 Novartis AG Registered Shares                                        37,070       2,065,115
                                       Roche Holding AG                                                     25,070       4,218,740
                                                                                                                      ------------
                                                                                                                         6,283,855
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks in Switzerland                                               14,032,818
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 15.3%
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                       Diageo Plc                                                           66,740       1,232,619
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.0%                Barclays Plc                                                        461,761       2,954,762
                                       Standard Chartered Plc                                               72,075       1,949,174
                                                                                                                      ------------
                                                                                                                         4,903,936
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers            Drax Group Plc (a)                                                   36,419         493,981
& Energy Traders - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                           WPP Group Plc                                                       290,110       2,823,770
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.1%                 Anglo American Plc                                                   27,200       1,445,839
                                       BHP Billiton Plc                                                    148,080       4,612,097
                                       Rio Tinto Plc Registered Shares                                      24,160       2,293,485
                                                                                                                      ------------
                                                                                                                         8,351,421
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%                Next Plc                                                             26,730         515,764
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.1%     Royal Dutch Shell Plc                                                49,250       1,721,157
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.5%                Kingfisher Plc                                                      370,640         895,283
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies                      Bunzl Plc                                                            68,180         886,241
& Distributors - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Vodafone Group Plc                                                1,279,810       3,270,617
Services - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks
                                       in the United Kingdom                                                            25,094,789
----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
United States - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%     Chevron Corp.                                                         6,230    $    537,774
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks
                                       in the United States                                                                537,774
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Common Stocks - 99.3%                                                     162,872,416
----------------------------------------------------------------------------------------------------------------------------------
                                       Rights
----------------------------------------------------------------------------------------------------------------------------------
France - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%  Suez Environnement SA (c)                                            18,290         131,747
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Rights - 0.1%                                                                 131,747
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Long-Term Investments
                                       (Cost - $171,318,853) - 99.4%                                                   163,004,163
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Par
                                       Short-Term Securities                                              (000)
----------------------------------------------------------------------------------------------------------------------------------
United States - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 0.6%                UBS Finance (Delaware),
                                       LLC, 1.98%, 9/02/08                                              $      953         952,843
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities
                                       (Cost - $952,843) - 0.6%                                                            952,843
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $172,271,696*) - 100.0%                               163,957,006

                                       Other Assets Less Liabilities - 0.0%                                                 78,353
                                                                                                                      ------------
                                       Net Assets - 100.0%                                                            $164,035,359
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal tax purposes, were as follows:

      Aggregate cost                                              $ 173,247,590
                                                                  =============
      Gross unrealized appreciation                               $  10,675,005
      Gross unrealized depreciation                                 (19,965,589)
                                                                  -------------
      Net unrealized depreciation                                 $ (9,290,584)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   The rights may be exercised until 10/22/08.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

----------------------------------------------------------------------------
Valuation                                                     Investments in
Inputs                                                         Securities
----------------------------------------------------------------------------
Level 1                                                      $  11,604,955
Level 2                                                        152,352,051
Level 3                                                                  -
----------------------------------------------------------------------------
Total                                                        $ 163,957,006
                                                             =============

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.0%                        Southwest Airlines Co.                                               98,200    $  1,495,586
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.4%                       The Coca-Cola Co.                                                    50,700       2,639,949
                                       Dr. Pepper Snapple Group, Inc. (a)                                   41,696       1,030,308
                                                                                                                      ------------
                                                                                                                         3,670,257
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.0%                 The Bank of New York Mellon Corp.                                    86,417       2,990,892
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                       E.I. du Pont de Nemours & Co.                                        53,998       2,399,671
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.3%                Barclays Plc (b)                                                      4,700         120,790
                                       The PNC Financial Services Group, Inc. (c)                              500          35,975
                                       U.S. Bancorp                                                         43,300       1,379,538
                                       Wachovia Corp.                                                      157,400       2,501,086
                                       Wells Fargo & Co.                                                    79,800       2,415,546
                                                                                                                      ------------
                                                                                                                         6,452,935
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.8%        Alcatel SA (a)(b)                                                   108,600         671,148
                                       Telefonaktiebolaget LM Ericsson (b)                                  42,700         487,634
                                                                                                                      ------------
                                                                                                                         1,158,782
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.8%         Dell, Inc. (a)                                                       90,100       1,957,873
                                       Hewlett-Packard Co.                                                  25,100       1,177,692
                                       International Business Machines Corp.                                33,700       4,102,301
                                                                                                                      ------------
                                                                                                                         7,237,866
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 8.2%  Bank of America Corp.                                               181,900       5,664,366
                                       Citigroup, Inc.                                                     201,500       3,826,485
                                       JPMorgan Chase & Co.                                                 73,200       2,817,468
                                                                                                                      ------------
                                                                                                                        12,308,319
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          AT&T Inc.                                                            96,600       3,090,234
Services - 5.8%                        Verizon Communications, Inc.                                        160,600       5,640,272
                                                                                                                      ------------
                                                                                                                         8,730,506
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 4.3%        CVS Caremark Corp.                                                   41,200       1,507,920
                                       Wal-Mart Stores, Inc.                                                84,000       4,961,880
                                                                                                                      ------------
                                                                                                                         6,469,800
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 7.2%                   Cadbury Plc (b)                                                      73,028       3,368,051
                                       Kraft Foods, Inc.                                                   137,585       4,335,303
                                       Sara Lee Corp.                                                       48,800         658,800
                                       Unilever NV (b)                                                      93,700       2,586,120
                                                                                                                      ------------
                                                                                                                        10,948,274
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Boston Scientific Corp. (a)                                         117,400       1,474,544
Supplies - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                  Cardinal Health, Inc.                                                59,000       3,243,820
& Services - 3.0%                      UnitedHealth Group, Inc.                                             19,600         596,820
                                       WellPoint, Inc. (a)                                                  12,600         665,154
                                                                                                                      ------------
                                                                                                                         4,505,794
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.6%              Kimberly-Clark Corp.                                                 22,500       1,387,800
                                       The Procter & Gamble Co.                                             15,000       1,046,550
                                                                                                                      ------------
                                                                                                                         2,434,350
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                     Computer Sciences Corp. (a)                                          17,300         813,619
                                       The Western Union Co.                                                16,400         452,968
                                                                                                                         1,266,587
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.9%        General Electric Co.                                                 49,400       1,388,140
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 8.3%                       Aflac, Inc.                                                           9,800         555,660
                                       American International Group, Inc.                                   40,900         878,941

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                               Common Stocks                                                     Shares           Value
----------------------------------------------------------------------------------------------------------------------------------
                                       Berkshire Hathaway, Inc. Class B (a)                                    200    $    780,400
                                       Chubb Corp.                                                         101,900       4,892,219
                                       Genworth Financial, Inc. Class A                                     32,900         528,045
                                       Hartford Financial Services Group, Inc.                              28,300       1,785,164
                                       MetLife, Inc.                                                        30,500       1,653,100
                                       The Travelers Cos., Inc.                                             34,300       1,514,688
                                                                                                                      ------------
                                                                                                                        12,588,217
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.1%       Liberty Media Holding Corp. - Interactive (a)                       116,750       1,586,633
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.6%    eBay, Inc. (a)                                                       99,700       2,485,521
----------------------------------------------------------------------------------------------------------------------------------
Media - 14.0%                          Comcast Corp. Class A                                               336,302       7,122,876
                                       Liberty Media Corp. - Entertainment Class A (a)                      69,260       1,924,735
                                       News Corp. Class B                                                  110,600       1,588,216
                                       Time Warner, Inc.                                                   336,300       5,505,231
                                       Viacom, Inc. Class B (a)                                            169,050       4,983,594
                                                                                                                      ------------
                                                                                                                        21,124,652
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                 Alcoa, Inc.                                                          14,935         479,862
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.4%                J.C. Penney Co., Inc.                                                26,900       1,048,293
                                       Macy's, Inc.                                                         48,200       1,003,524
                                                                                                                      ------------
                                                                                                                         2,051,817
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.5%         International Paper Co.                                             249,300       6,743,565
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.3%                 Abbott Laboratories                                                  13,100         752,333
                                       Bristol-Myers Squibb Co.                                            138,300       2,951,322
                                       Eli Lilly & Co.                                                      25,900       1,208,235
                                       GlaxoSmithKline Plc (b)                                              14,500         681,065
                                       Pfizer, Inc.                                                        100,500       1,920,555
                                       Roche Holding AG (b)                                                  4,600         389,494
                                       Schering-Plough Corp.                                               142,400       2,762,560
                                       Wyeth                                                                43,100       1,865,368
                                                                                                                      ------------
                                                                                                                        12,530,932
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Intel Corp.                                                          40,000         914,800
Equipment - 1.1%                       KLA-Tencor Corp.                                                     18,900         700,434
                                                                                                                      ------------
                                                                                                                         1,615,234
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                        Microsoft Corp.                                                      30,000         818,700
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.3%                Home Depot, Inc.                                                     35,900         973,608
                                       Lowe's Cos., Inc.                                                    45,900       1,130,976
                                                                                                                      ------------
                                                                                                                         2,104,584
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                         Altria Group, Inc.                                                   35,400         744,462
                                       Philip Morris International, Inc.                                    18,400         988,080
                                                                                                                      ------------
                                                                                                                         1,732,542
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Long-Term Investments
                                       (Cost - $158,447,010) - 93.3%                                                   140,794,562
----------------------------------------------------------------------------------------------------------------------------------

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                           Par
                                       Short-Term Securities                                              (000)           Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                 Federal Home Loan Bank, 1.915%,
Obligation - 6.0%                      due 9/02/08 (d)                                                       9,000    $  8,998,538
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities
                                       (Cost - $8,998,538) - 6.0%                                                        8,998,538
----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $167,445,548*) - 99.3%                                149,793,100

                                       Other Assets Less Liabilities - 0.7%                                              1,081,617
                                                                                                                      ------------
                                       Net Assets - 100.0%                                                            $150,874,717
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 167,549,833
                                                                  =============
      Gross unrealized appreciation                               $   6,060,235
      Gross unrealized depreciation                                 (23,816,968)
                                                                  -------------
      Net unrealized depreciation                                 $ (17,756,733)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------
                                 Purchase        Sale     Realized
                                   Cost          Cost       Gain       Income
      -----------------------------------------------------------------------
      The PNC Financial Services
      Group, Inc.                   _              _         _          $330
      -----------------------------------------------------------------------

(d)   Rate shown is the yield to maturity as of the date of purchase.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
Valuation                                                         Investments in
Inputs                                                              Securities
--------------------------------------------------------------------------------
Level 1                                                           $  140,405,068
Level 2                                                                9,388,032
Level 3                                                                        -
--------------------------------------------------------------------------------
Total                                                             $  149,793,100
                                                                  ==============

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Executive Officer of
    FDP Series, Inc.

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    FDP Series, Inc.

Date: October 20, 2008

By: /s/ Neal J. Andrews
    --------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    FDP Series, Inc.

Date: October 20, 2008